Fair value of assets and liabilities - Sensitivity Of Level 3 valuations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 3,735,556	$ 3,117,263	$ 2,714,314	$ 2,623,331